GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Disclosure of composition of intangible assets and accumulated amortization
	Capitalized development costs **	Distribution rights and brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2024	66,415	8,323	15,916	24,574	12,866	806	128,900
Additions	20,930	-	-	1,681	-	-	22,611
Acquired through business combinations	-	1,292	4,882	3,591	7,163	-	16,928
Translation differences	(38)	(211)	(644)	(615)	(766)	-	(2,274)
Balance as of December 31, 2024	87,307	9,404	20,154	29,231	19,263	806	166,165

Accumulated amortization:
Balance as of January 1, 2024	23,451	2,576	3,260	3,031	-	171	32,489
Amortization	6,428	969	3,684	5,078	-	62	16,221
Translation differences	(3)	(12)	(68)	(132)	-	-	(215)
Balance as of December 31, 2024	29,876	3,533	6,876	7,977	-	233	48,495

Net book value:
As of December 31, 2024	57,431	5,871	13,278	21,254	19,263	573	117,670

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2023 are as follows:

	Capitalized development costs **	Distribution rights and brand *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	49,806	5,292	8,884	4,456	10,196	806	79,440
Additions	16,773	-	-	-	-	-	16,773
Acquired through business combinations	-	3,031	7,092	20,148	2,814	-	33,085
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(26)	-	(60)	(30)	(144)	-	(260)
Balance as of December 31, 2023	66,415	8,323	15,916	24,574	12,866	806	128,900

Accumulated amortization:
Balance as of January 1, 2023	18,206	2,261	1,693	2,055	-	109	24,324
Amortization	5,386	315	1,574	984	-	62	8,321
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(3)	-	(7)	(8)	-	-	(18)
Balance as of December 31, 2023	23,451	2,576	3,260	3,031	-	171	32,489

Net book value:
As of December 31, 2023	42,964	5,747	12,656	21,543	12,866	635	96,411
	Capitalized development costs **	Distribution rights *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	34,209	5,292	4,188	2,921	8,271	806	55,687
Additions	14,615	-	-	-	-	-	14,615
Acquired through business combinations	1,261	-	5,046	1,711	2,724	-	10,742
Translation differences	(279)	-	(350)	(176)	(799)	-	(1,604)
Balance as of December 31, 2022	49,806	5,292	8,884	4,456	10,196	806	79,440

Accumulated amortization:
Balance as of January 1, 2022	13,454	1,996	843	1,546	-	47	17,886
Amortization	3,642	265	902	564	-	62	5,435
Acquisitions during the year	1,116	-					1,116
Translation differences	(6)	-	(52)	(55)	-	-	(113)
Balance as of December 31, 2022	18,206	2,261	1,693	2,055	-	109	24,324

Net book value:
As of December 31, 2022	31,600	3,031	7,191	2,401	10,196	697	55,116

*	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.
**	Amortization of technology, patents and development costs are included in “Depreciation and amortization in respect of technology and capitalized development costs ”.

VMtecnologia LTDA
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
VM

Growth rate	3.5%
Discount rate	23%

Roseman Holdings Ltd.
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Roseman

Growth rate	3%
Discount rate	16%

On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
OTI
Growth rate	3%
Discount rate	20.1%

Retail CGU
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Retail
Growth rate	3%
Discount rate	20.9%

Weezmo
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Weezmo
Growth rate	3%
Discount rate	21.9%

Vendsys
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Vendsys
Growth rate	4%
Discount rate	12%